Lease liabilities - Lease payment maturity analysis (undiscounted) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	$ 11,365	$ 18,510
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	7,485	7,407
1 - 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	$ 3,880	7,280
2 - 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)		$ 3,823